DEBT - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total principal	$ 5,962,966	$ 6,023,870			$ 5,123,868
Unamortized discount	(37,990)	(40,982)			(21,499)
Unamortized issuance costs	(53,439)	(57,083)			(57,096)
Total debt	5,871,537	5,925,805			5,045,273
Less: current portion	(103,213)	(212,971)			(115,384)
Total long-term debt	5,768,324	5,712,834			4,929,889
First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Total principal	3,066,047	3,074,230			2,621,312
Revolving Credit Facility (due May 2023) [Member]
Debt Instrument [Line Items]
Total principal	69,057	163,057
Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Total principal	2,440,946	2,447,064	$ 465,000	$ 435,000	2,321,812
Other Debt (2.47%-14.50% Notes due at various dates through 2030) [Member]
Debt Instrument [Line Items]
Total principal	$ 386,916	$ 339,519			$ 180,744